UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2004

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
173689
4261249
SH

SOLE

4261249
0
0
Allstate Corp.
Common
020002101
203517
4372015
SH

SOLE

4372015
0
0
American Express Co.
Common
025816109
200297
3898345
SH

SOLE

3898345
0
0
American International Group Inc.
Common
026874107
170248
2388436
SH

SOLE

2388436
0
0
Anthem Inc.
Common
03674B104
199872
2231708
SH

SOLE

2231708
0
0
Apache Corp.
Common
037411105
2405
55230
SH

SOLE

55230
0
0
Bank of America Corp.
Common
060505104
230900
2728667
SH

SOLE

2728667
0
0
Bank Of New York
Common
064057102
265
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7116
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
154
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
334
6236
SH

SOLE

6236
0
0
Bristol Myers Squibb
Common
110122108
252
10280
SH

SOLE

10280
0
0
Cendant Corp.
Common
151313103
212487
8680006
SH

SOLE

8680006
0
0
ChevronTexaco Corp
Common
166764100
141557
1504164
SH

SOLE

1504164
0
0
Chubb Corp.
Common
171232101
188186
2760134
SH

SOLE

2760134
0
0
Citigroup Inc.
Common
172967101
220153
4734480
SH

SOLE

4734480
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
224045
8114642
SH

SOLE

8114642
0
0
ConocoPhillips
Common
20825c104
234
3064
SH

SOLE

3064
0
0
CVS Corp.
Common
126650100
223923
5328956
SH

SOLE

5328956
0
0
Devon Energy Corp.
Common
25179M103
185906
2816756
SH

SOLE

2816756
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
525
38912.387
SH

SOLE

38912.387
0
0
Dupont De Nemours & Co.
Common
263534109
184128
4145149
SH

SOLE

4145149
0
0
Emerson Electric
Common
291011104
191878
3019331
SH

SOLE

3019331
0
0
Exelon Corp.
Common
30161n101
195577
5874948
SH

SOLE

5874948
0
0
Fannie Mae
Common
313586109
185266
2596214
SH

SOLE

2596214
0
0
FirstEnergy Corp
Common
337932107
167468
4476570
SH

SOLE

4476570
0
0
Ford Motor Co.
Common
345370860
602
38489
SH

SOLE

38489
0
0
Freddie Mac
Common
313400301
408
6450
SH

SOLE

6450
0
0
Gannett Inc.
Common
364730101
157418
1855246
SH

SOLE

1855246
0
0
General Electric
Common
369604103
199225
6148929
SH

SOLE

6148929
0
0
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
665
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
4237
45000
SH

SOLE

45000
0
0
HCA Inc.
Common
404119109
171244
4117433
SH

SOLE

4117433
0
0
Honeywell
Common
438516106
148428
4052077
SH

SOLE

4052077
0
0
Hospira Inc
Common
441060100
399
14446
SH

SOLE

14446
0
0
J.P. Morgan Chase & Co.
Common
46625h100
426
10997
SH

SOLE

10997
0
0
Kerr McGee Corp.
Common
492386107
143807
2674492
SH

SOLE

2674492
0
0
Liberty Media Corporation
Common
530718105
146763
16325132
SH

SOLE

16325132
0
0
Liberty Media Int'l Inc. A
Com Ser A
530719103
213
5740
SH

SOLE

5740
0
0
Lilly (Eli) & Co.
Common
532457108
559
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
136600
2875797
SH

SOLE

2875797
0
0
Merrill Lynch
Common
590188108
125862
2331645
SH

SOLE

2331645
0
0
MGIC Investment
Common
552848103
145284
1915164
SH

SOLE

1915164
0
0
Microsoft Corp.
Common
594918104
239
8360
SH

SOLE

8360
0
0
Morgan Stanley Dean Witter
Common
617446448
162070
3071253
SH

SOLE

3071253
0
0
MuniEnhanced Fund
Common
626243109
238
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
587
43900
SH

SOLE

43900
0
0
Nextel Communications Class A
Class A
65332V103
97428
3654470
SH

SOLE

3654470
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
343
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
267
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
213615
11927109
SH

SOLE

11927109
0
0
Pfizer Inc.
Common
717081103
789
23010
SH

SOLE

23010
0
0
Pitney Bowes Inc.
Common
724479100
201933
4563453
SH

SOLE

4563453
0
0
Prime Energy Corp.
Common
74158e104
192
10500
SH

SOLE

10500
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
195
60243
SH

SOLE

60243
0
0
SBC Communications
Common
78387G103
224
9226
SH

SOLE

9226
0
0
Time Warner Inc.
Common
887317105
198812
11308961
SH

SOLE

11308961
0
0
United Technologies
Common
913017109
170169
1860175
SH

SOLE

1860175
0
0
Verizon Communications
Common
92343v104
552
15240
SH

SOLE

15240
0
0
Walt Disney Productions
Common
254687106
336
13200
SH

SOLE

13200
0
0
Washington Mutual Inc.
Common
939322103
141083
3651225
SH

SOLE

3651225
0
0
Whirlpool Corp.
Common
963320106
68924
1004724
SH

SOLE

1004724
0
0
Xerox
Common
984121103
146240
10085521
SH

SOLE

10085521
0
0
YUM! Brands
Common
988498101
213892
5746704
SH

SOLE

5746704
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$6,510,648,606

List of Other Included Managers:

No.	13F File Number	Name

None